Employee Benefits	12 Months Ended
Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Employee Benefits

10. Employee benefits

The expenses recognized in relation to defined contribution plan for the years ended December 31, 2019, 2018 and 2017 are Won 1,812 million, Won 1,546 million and Won 1,219 million, respectively.